UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2019

Item 1. Schedule of Investments.

AAM S&P 500 High Dividend Value ETF
Schedule of Investments
January 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Communication Services - 8.8%
16,156	AT&T, Inc.	$485,649
33,606	CenturyLink, Inc.	514,844
6,446	Omnicom Group, Inc.	502,014
8,663	Verizon Communications, Inc.	476,985
16,964	Viacom, Inc. - Class B	499,081
		2,478,573
	Consumer Discretionary - 8.9%
57,480	Ford Motor Company	505,824
19,236	H&R Block, Inc.	453,777
13,543	Harley-Davidson, Inc.	499,195
7,234	Kohl’s Corporation	496,903
20,169	Macy’s, Inc.	530,445
		2,486,144
	Consumer Staples - 9.2%
14,235	Campbell Soup Company	504,346
11,360	General Mills, Inc.	504,838
4,858	J.M. Smucker Company	509,507
7,799	Molson Coors Brewing Company - Class B	519,491
6,909	Philip Morris International, Inc.	530,059
		2,568,241
	Energy - 9.2%
4,355	Chevron Corporation	499,301
6,924	Exxon Mobil Corporation	507,391
7,834	Marathon Petroleum Corporation	519,081
5,413	Phillips 66	516,454
6,261	Valero Energy Corporation	549,841
		2,592,068
	Financials - 8.9%
36,755	Huntington Bancshares, Inc.	486,636
10,981	MetLife, Inc.	501,502
30,143	People’s United Financial, Inc.	493,742
10,067	Principal Financial Group, Inc.	504,055
5,410	Prudential Financial, Inc.	498,478
		2,484,413
	Health Care - 8.8%
5,757	AbbVie, Inc.	462,230
2,460	Amgen, Inc.	460,291
10,191	Cardinal Health, Inc.	509,244
7,285	Gilead Sciences, Inc.	510,023
12,072	Pfizer, Inc.	512,456
		2,454,244

	Industrials - 9.2%
3,436	Cummins, Inc.	505,470
10,405	Delta Air Lines, Inc.	514,319
7,046	Eaton Corporation plc	537,258
15,319	Johnson Controls International plc	517,323
19,555	Nielsen Holdings plc	502,172
		2,576,542
	Information Technology - 9.5%
3,731	International Business Machines Corporation	501,521
12,064	Seagate Technology plc	534,194
12,315	Western Digital Corporation	554,052
27,192	Western Union Company	496,254
20,666	Xerox Corporation	582,988
		2,669,009
	Materials - 9.0%
10,683	International Paper Company	506,695
5,887	LyondellBasell Industries NV - Class A	511,992
8,692	Nucor Corporation	532,298
5,354	Packaging Corporation of America	504,989
11,817	WestRock Company	481,070
		2,537,044
	Real Estate - 9.2%
16,578	HCP, Inc. #	522,870
28,775	Host Hotels & Resorts, Inc. #	519,677
30,143	Kimco Realty Corporation #	512,732
2,821	Simon Property Group, Inc. #	513,761
7,980	Ventas, Inc. #	514,630
		2,583,670
	Utilities - 9.0%
31,082	AES Corporation	509,434
16,413	CenterPoint Energy, Inc.	507,490
7,150	Dominion Energy, Inc.	502,216
8,652	Evergy, Inc.	495,932
10,526	Exelon Corporation	502,722
		2,517,794
	TOTAL COMMON STOCKS (Cost $28,451,928)	27,947,742

	SHORT-TERM INVESTMENTS - 0.1%
32,187	Invesco Government & Agency Portfolio Short-Term Investments Trust, Institutional Class - 2.29% *	32,187
	TOTAL SHORT-TERM INVESTMENTS (Cost $32,187)	32,187
	TOTAL INVESTMENTS - 99.8% (Cost $28,484,115)	27,979,929
	Other Assets in Excess of Liabilities - 0.2%	64,392
	NET ASSETS - 100.0%	$28,044,321

	Percentages are stated as a percent of net assets.
#	Real Estate Investment Trust (“REIT”).
*	Rate shown is the annualized seven-day yield as of January 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Services, LLC.

AAM S&P Emerging Markets High Dividend Value ETF
Schedule of Investments
January 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 96.3%
	Brazil - 7.8%
17,476	CCR SA	$71,385
5,643	Cia de Saneamento Basico do Estado de Sao Paulo	67,184
23,100	Cielo SA	75,715
7,254	Hypermarcas SA	63,424
		277,708
	China - 23.6%
86,000	Angang Steel Company, Ltd. - H Shares	64,226
101,000	BAIC Motor Corporation, Ltd. - H Shares	65,645
236,000	China Cinda Asset Management Company, Ltd. - H Shares	60,754
100,000	China CITIC Bank Corporation, Ltd. - H Shares	64,741
320,000	China Huarong Asset Management Compay, Ltd. - H Shares	64,843
78,000	China Petroleum & Chemical Corporation - H Shares	65,309
25,500	China Shenhua Energy Company, Ltd. - H Shares	64,345
242,000	Datang International Power Generation Company, Ltd. - H Shares	62,916
62,000	Dongfeng Motor Group Company, Ltd. - H Shares	64,870
21,500	Longfor Group Holdings, Ltd.	66,445
23,500	Shimao Property Holdings, Ltd.	66,487
50,000	Weichai Power Company, Ltd. - H Shares	66,907
70,000	Yanzhou Coal Mining Company, Ltd. - H Shares	63,874
		841,362
	Indonesia - 5.4%
200,700	Bukit Asam Tbk PT	61,909
39,500	Indo Tambangraya Megah Tbk PT	64,455
133,400	Matahari Department Store Tbk PT	66,831
		193,195
	Malaysia - 2.0%
173,700	Astro Malaysia Holdings, Bhd.	71,244

	Qatar - 1.8%
3,000	Ooredoo Q.P.S.C.	62,534

	Republic of Korea - 7.2%
614	Doosan Corporation	64,841
4,758	KT Corporation - ADR (a)	65,756
683	KT&G Corporation	60,832
2,382	Orange Life Insurance Ltd.	64,118
		255,547

	Russian Federation - 5.4%
1,064,000	Inter RAO UES PJSC	62,155
7,344	Mobile TeleSystems PJSC - ADR	63,158
4,340	Severstal PJSC	66,182
		191,495
	South Africa - 11.0%
2,795	Assore, Ltd.	72,396
30,249	Life Healthcare Group Holdings, Ltd.	61,820
32,962	Netcare, Ltd.	61,478
85,966	Redefine Properties, Ltd. #	68,345
4,184	SPAR Group, Ltd.	62,870
10,411	Truworths International, Ltd.	62,843
		389,752
	Taiwan, Province of China - 19.2%
269,000	HannStar Display Corporation	59,979
40,000	Highwealth Construction Corporation	62,432
63,000	Lien Hwa Industrial Corporation	61,828
33,000	Nanya Technology Corporation	64,557
6,000	President Chain Store Corporation	62,985
24,000	Radiant Opto-Electronics Corporation	68,044
41,000	Ruentex Development Company, Ltd.	62,057
3,000	St. Shine Optical Company, Ltd.	55,271
38,000	TPK Holding Company, Ltd.	62,959
24,000	TTY Biopharm Company, Ltd.	62,497
26,000	Uni-President Enterprises Corporation	60,850
		683,459
	Thailand - 1.8%
21,400	Glow Energy pcl	63,188

	Turkey - 11.1%
39,146	Eregli Demir ve Celik Fabrikalari TAS	64,211
58,649	Petkim Petrokimya Holding AS	65,381
12,829	TAV Havalimanlari Holding AS	69,103
13,976	Tekfen Holding AS	66,587
22,650	Turkcell Iletisim Hizmetleri AS	63,496
59,825	Turkiye Is Bankasi AS - Class C	65,652
		394,430
	TOTAL COMMON STOCKS (Cost $3,477,826)	3,423,914

	PREFERRED STOCKS - 1.8%
	Republic of Korea - 1.8%
912	Hyundai Motor Company	63,032
	TOTAL PREFERRED STOCKS (Cost $62,854)	63,032

	EXCHANGE TRADED FUNDS - 1.7%
	United States - 1.7%
1,880	iShares MSCI India ETF	61,664
	TOTAL EXCHANGE TRADED FUNDS (Cost $60,090)	61,664
	TOTAL INVESTMENTS - 99.8% (Cost $3,600,770)	3,548,610
	Other Assets in Excess of Liabilities - 0.2%	6,838
	NET ASSETS - 100.0%	$3,555,448

	Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
#	Real Estate Investment Trust (“REIT”).

AAM S&P Developed Markets High Dividend Value ETF
Schedule of Investments
January 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 100.4%
	Australia - 12.9%
2,999	AGL Energy, Ltd.	$46,840
14,483	Aurizon Holdings, Ltd.	46,465
18,374	Harvey Norman Holdings, Ltd.	45,149
27,718	Mirvac Group #	48,505
17,195	Stockland #	47,393
21,800	Telstra Corporation, Ltd.	49,435
25,120	Vicinity Centres #	47,805
		331,592
	Canada - 5.5%
1,743	Canadian Natural Resources, Ltd.	46,810
2,291	Power Financial Corporation	47,030
1,859	SmartCentres Real Estate Investment Trust #	47,137
		140,977
	Denmark - 1.8%
2,451	Danske Bank A/S	45,390

	France - 5.5%
2,926	Engie SA	46,953
552	Sanofi	48,024
1,452	Societe Generale SA	45,218
		140,195
	Germany - 5.5%
609	Bayer AG	46,260
887	Covestro AG	49,037
2,836	Deutsche Telekom AG	46,177
		141,474
	Hong Kong - 5.4%
5,500	CK Infrastructure Holdings, Ltd.	44,404
31,000	HKT Trust & HKT, Ltd. - (a)	45,670
11,500	Kerry Properties, Ltd.	47,485
		137,559
	Italy - 7.3%
25,730	A2A SpA	47,002
2,791	Eni SpA	47,417
19,843	Intesa Sanpaolo SpA	45,419
9,876	Snam SpA	47,255
		187,093

	Japan - 18.0%
2,700	Brother Industries, Ltd.	45,451
1,700	Canon, Inc.	48,643
1,900	Japan Tobacco, Inc.	48,011
700	Lawson, Inc.	43,159
1,700	Nippon Electric Glass Company, Ltd.	47,174
12,000	Sojitz Corporation	46,090
8,700	Sumitomo Chemical Company, Ltd.	45,247
3,000	Sumitomo Corporation	46,352
1,200	Takeda Pharmaceutical Company, Ltd.	48,395
300	Tokyo Electron, Ltd.	43,099
		461,621
	Norway - 1.8%
1,415	Aker BP ASA	47,170

	Singapore - 3.8%
58,500	Genting Singapore, Ltd.	47,856
4,100	Venture Corporation, Ltd.	49,579
		97,435
	Spain - 3.6%
2,674	Repsol SA	47,037
5,205	Telefonica SA	44,763
		91,800
	Sweden - 3.8%
2,635	Axfood AB	46,134
1,772	Intrum AB	50,571
		96,705
	Switzerland - 1.8%
526	Novartis AG	45,861

	United Kingdom - 23.7%
1,955	Anglo American plc	49,963
6,498	Barratt Developments plc	46,038
2,232	BHP Group plc	49,625
26,061	Centrica plc	46,760
2,400	GlaxoSmithKline plc	46,636
1,440	Imperial Brands plc	47,830
12,572	J Sainsbury plc	47,166
12,037	Marks & Spencer Group plc	45,729
1,472	Persimmon plc	45,988
931	Rio Tinto plc	51,283
11,522	Royal Mail plc	40,635
13,382	Standard Life Aberdeen plc	44,299
24,317	Vodafone Group plc	44,328
		606,280
	TOTAL COMMON STOCKS (Cost $2,516,251)	2,571,152

	SHORT-TERM INVESTMENTS - 0.2%
6,027	Invesco Government & Agency Portfolio Short-Term Investments Trust, Institutional Class - 2.29% *	6,027
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,027)	6,027
	TOTAL INVESTMENTS - 100.6% (Cost $2,522,278)	2,577,179
	Liabilities in Excess of Other Assets - (0.6)%	(14,652)
	NET ASSETS - 100.0%	$2,562,527

	Percentages are stated as a percent of net assets.
#	Real Estate Investment Trust (“REIT”).
(a)	Stapled Security
*	Rate shown is the annualized seven-day yield as of January 31, 2019.

Summary of Fair Value Disclosure at January 31, 2019 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2019:

AAM S&P 500 High Dividend Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$27,947,742	$-	$-	$27,947,742
Short-Term Investments	32,187	-	-	32,187
Total Investments in Securities	$27,979,929	$-	$-	$27,979,929
^See Schedule of Investments for breakout of investments by sector classifications.

AAM S&P Emerging Markets High Dividend Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,423,914	$-	$-	$3,423,914
Preferred Stocks	63,032	-	-	63,032
Exchange Traded Funds	61,664	-	-	61,664
Total Investments in Securities	$3,548,610	$-	$-	$3,548,610
^See Schedule of Investments for breakout of investments by country classifications.

AAM S&P Developed Markets High Dividend Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,571,152	$-	$-	$2,571,152
Short-Term Investments	6,027	-	-	6,027
Total Investments in Securities	$2,577,179	$-	$-	$2,577,179
^See Schedule of Investments for breakout of investments by country classifications.

For the period ended January 31, 2019, the Funds did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        ETF Series Solutions

By (Signature and Title)*     /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date         3/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date         3/27/2019

By (Signature and Title)*        /s/ Kristen M Weitzel
Kristen M Weitzel, Treasurer (principal financial officer)

Date         3/27/2019

* Print the name and title of each signing officer under his or her signature.